Fair value of financial instruments, concentrations and credit risk and major customer information: (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Option, Quantitative Disclosures [Line Items]
Licensing Rights Receivable Due		$ 18,000
Licensing Rights Receivable Amount		$ 3,200,000
Licensing Rights, Receivables Agreement, Monthly Amount	$ 3,000
Licensing Rights, Receivables Agreement, Expiration Term	7 years